Turnover and Segment Information - Additional Information (Detail) £ in Millions	12 Months Ended
	Dec. 31, 2020 GBP (£) Segments wholesalers	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)
Disclosure of operating segments [line items]
Number of reportable operating segments | Segments	4
Description of factors used to identify entity's reportable segments	Operating segments are reported based on the financial information provided to the Chief Executive Officer and the responsibilities of the Corporate Executive Team (CET). GSK reports results under four segments: Pharmaceuticals; Pharmaceuticals R&D; Vaccines and Consumer Healthcare, and individual members of the CET are responsible for each segment.
Revenue recognised in year from performance obligations satisfied in previous periods	£ 1,207	£ 793
Turnover from changes to estimates of RAR accruals	649	451
Milestone income	238	15
Royalty income	320	328
Turnover	34,099	33,754	£ 30,821
Contingent consideration liability	5,869	5,479	6,286	£ 6,172
Shionogi-ViiV Healthcare [member]
Disclosure of operating segments [line items]
Contingent consideration liability	5,359	5,103
Pfizer put option	£ 960	1,011
US [member] | Pharmaceuticals and Vaccines [member]
Disclosure of operating segments [line items]
Number of wholesalers | wholesalers	3
Wholesalers 1 [member] | US [member] | Pharmaceuticals and Vaccines [member]
Disclosure of operating segments [line items]
Turnover	£ 2,928	2,835	2,709
Wholesalers 2 [member] | US [member] | Pharmaceuticals and Vaccines [member]
Disclosure of operating segments [line items]
Turnover	3,085	3,146	2,962
Wholesalers 3 [member] | US [member] | Pharmaceuticals and Vaccines [member]
Disclosure of operating segments [line items]
Turnover	£ 2,795	£ 2,820	£ 2,656